Current and Deferred Income Tax and Social Contribution (Details 2) - BRL (R$) R$ in Thousands		3 Months Ended		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2020		Dec. 31, 2019		Oct. 11, 2018		Oct. 10, 2018
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		R$ 87,971		R$ 88,546		R$ (57,340)		R$ 87,951
First adoption of IFRS 16						1,508
Effect on profit (loss)		20		17,530		51,720
Effect on Parent's Equity				13,676	[1]	(83,859)
Deferred Assets, net at end of period		87,971		88,546		(57,340)		87,951
Derecognized through Parent's Net Investment						(83,859)
Income tax and social contribution losses carryforwards
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		110,499		182,257	[2]	31,353	[2]	119,557
First adoption of IFRS 16
Effect on profit (loss)		(9,058)		137,228	[2]	6,573
Effect on Parent's Equity				13,676	[1],[2]	(85,719)
Deferred Assets, net at end of period		110,499		182,257	[2]	31,353	[2]	119,557
Impairment losses on trade receivables
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		6,532		9,543		6,730		9,068
First adoption of IFRS 16
Effect on profit (loss)		(2,536)		2,813		1,129
Effect on Parent's Equity					[1]	(931)
Deferred Assets, net at end of period		6,532		9,543		6,730		9,068
Provision for obsolete inventories
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		24,619		3,263		7,753		25,906
First adoption of IFRS 16
Effect on profit (loss)		(1,287)		(4,490)		(19,289)
Effect on Parent's Equity					[1]	2,423
Deferred Assets, net at end of period		24,619		3,263		7,753		25,906
Imputed interest on suppliers
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(10,366)		(744)		(3,303)		(428)
First adoption of IFRS 16
Effect on profit (loss)		(9,938)		2,559		8,477
Effect on Parent's Equity					[1]	(1,414)
Deferred Assets, net at end of period		(10,366)		(744)		(3,303)		(428)
Provision for risks of tax, civil and labor losses
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		5,867		19,138		20,189		3,624
First adoption of IFRS 16
Effect on profit (loss)		2,243		(1,051)		15,497
Effect on Parent's Equity					[1]	(1,175)
Deferred Assets, net at end of period		5,867		19,138		20,189		3,624
Refund liabilities and right to returned goods
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		17,967		10,903		14,998		12,162
First adoption of IFRS 16
Effect on profit (loss)		5,805		(4,095)		(6,170)
Effect on Parent's Equity					[1]	3,201
Deferred Assets, net at end of period		17,967		10,903		14,998		12,162
Lease Liabilities
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period				4,764		3,594
First adoption of IFRS 16						1,508
Effect on profit (loss)				1,170		1,308
Effect on Parent's Equity					[1]	778
Deferred Assets, net at end of period				4,764		3,594
Goodwill and fair value adjustments on business combination
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		(77,892)	[3]	(150,598)	[4]	(30,486)	[4]	(90,889)	[3]
First adoption of IFRS 16	[3]
Effect on profit (loss)		12,997	[3]	(120,112)	[4]	46,574	[3]
Effect on Parent's Equity					[1],[4]	832	[3]
Deferred Assets, net at end of period		(77,892)	[3]	(150,598)	[4]	(30,486)	[4]	(90,889)	[3]
Other temporary difference
Changes in deferred income tax and social contribution assets and liabilities
Deferred Assets, net at beginning of period		10,745		10,020		6,512		8,951
First adoption of IFRS 16
Effect on profit (loss)		1,794		3,508		(2,379)
Effect on Parent's Equity					[1]	(1,854)
Deferred Assets, net at end of period		R$ 10,745		R$ 10,020		R$ 6,512		R$ 8,951

[1]	Refers to the tax effect over temporary differences, specifically IPO costs capitalization recorded in the Somos Sistemas de Ensino S.A. (Company’s affiliate) being its effects on equity and counterparty on deferred tax assets financial statement line. Here is important to enhance that part of IPO costs, that included auditing, lawyer’s advisor, banks fees and other directly costs attributable to the IPO were paid by the Company. The Parent Company, Vasta Platform, does not accrued deferred tax assets.
[2]	Refers to tax losses carryforwards accumulated supported by the Company’s forecasts of the future profitability.
[3]	On December 31, 2019 was derecognized through Parent´s Net Investment in the amount of R$ (83,859), upon the conclusion of the legal entity structure that was completed via the comprehensive corporate restructuring and the difference between tax bases of legal entity and amount recognized based on a separate return method for the carve-out operation.
[4]	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.